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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York    May 14, 2007
   -------------------------------    ------------------    ------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $664,363
                                        --------------------
                                           (in thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/   SH/   PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
----------------------------- ---------------- --------- -------- --------- ----- ------ ------- --------- ------- -------- ------
ADESA INC                           COM        00686U104    32138   1163142 SH           SOLE              1163142
ADVANCE AUTO PARTS INC              COM        00751Y106    20837    540510 SH           SOLE               540510
ADVANCED MEDICAL OPTICS INC         COM        00763M108     6806    182960 SH           SOLE               182960
ALLIANCE ONE INTL                   COM        018772103     9967   1079854 SH           SOLE              1079854
ALTRIA GROUP INC                    COM        02209S103    27660    315000 SH           SOLE               315000
ARBITRON INC                        COM        03875Q108    40414    860793 SH           SOLE               860793
BAUSCH & LOMB INC                   COM        071707103     6037    118000 SH           SOLE               118000
CAVCO INDS INC DEL                  COM        149568107     2683     76776 SH           SOLE                76776
CBS CORP NEW                        COM        124857202    25292    826805 SH           SOLE               826805
CLEAR CHANNEL COMMUNICATIONS        COM        184502102    22674    647100 SH           SOLE               647100
COPART INC                          COM        217204106    28531   1018604 SH           SOLE              1018604
DARLING INTL INC                    COM        237266101    15987   2459587 SH           SOLE              2459587
DAVITA INC                          COM        23918K108    43502    815869 SH           SOLE               815869
DOVER DOWNS GAMING & ENTMT          COM        260095104    17003   1320133 SH           SOLE              1320133
FINISH LINE INC                     COM        317923100     1051     83430 SH           SOLE                83430
FIRST DATA CORP                     COM        319963104    58741   2183671 SH           SOLE              2183671
FOOT LOCKER INC                     COM        344849104    27728   1177398 SH           SOLE              1177398
GETTY IMAGES INC                    COM        374276103    29972    616332 SH           SOLE               616332
HILTON HOTELS CORP                  COM        432848109    28585    794906 SH           SOLE               794906
MARVEL ENTERTAINMENT INC            COM        57383T103    24175    871165 SH           SOLE               871165
MARVEL ENTERTAINMENT INC            COM        57383T953    23588    850000 SH    PUT    SOLE               850000
MOODYS CORP                         COM        615369105    37878    610337 SH           SOLE               610337
PAPA JOHNS INTL INC                 COM        698813102    21263    723243 SH           SOLE               723243
PAYLESS SHOESOURCE INC              COM        704379106    23637    711962 SH           SOLE               711962
PIONEER COS INC                     COM        723643300    47574   1721208 SH           SOLE              1721208
PLAYTEX PRODUCTS INC                COM        72813P100    23435   1727000 SH           SOLE              1727000
REGIS CORP MINN                     COM        758932107    13950    345542 SH           SOLE               345542
TRUMP ENTMT RESORTS INC             COM        89816T103     3255    180159 SH           SOLE               180159